Consolidated Statement of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Operating activities
Net (loss) income	$ (296.3)	$ 231.9
Adjustments for:
Depreciation and amortization	374.8	342.2
Impairment of goodwill	568.0	0.0
Impairment (reversal) of non-financial assets – net	57.3	(2.4)
Share of after-tax profit of equity accounted investees	(72.2)	(53.2)
Deferred income taxes	(166.5)	10.4
Investment tax credits	(14.8)	(5.4)
Equity-settled share-based payments expense	14.8	6.1
Defined benefit pension plans	8.3	4.8
Other non-current liabilities	(9.7)	(15.9)
Derivative financial assets and liabilities – net	(12.7)	(3.7)
After-tax gain on disposal of discontinued operations	(16.5)	0.0
Other	4.3	8.1
Changes in non-cash working capital	128.1	(114.5)
Net cash provided by operating activities	566.9	408.4
Investing activities
Business combinations, net of cash acquired	0.0	(6.4)
Proceeds from disposal of discontinued operations	275.3	0.0
Property, plant and equipment expenditures	(329.8)	(268.8)
Proceeds from disposal of property, plant and equipment	4.0	5.7
Advance payments for property, plant and equipment	0.0	(30.1)
Intangible assets expenditures	(147.9)	(126.4)
Net payments to equity accounted investees	(43.9)	(10.9)
Dividends received from equity accounted investees	37.1	40.9
Other	(10.2)	(4.7)
Net cash used in investing activities	(215.4)	(400.7)
Financing activities
Net (repayment of) proceeds from borrowing under revolving credit facilities	(396.7)	44.5
Proceeds from long-term debt	433.5	31.2
Repayment of long-term debt	(370.4)	(161.0)
Repayment of lease liabilities	(69.5)	(83.4)
Net proceeds from the issuance of common shares	7.8	16.3
Other	0.0	(0.2)
Net cash used in financing activities	(395.3)	(152.6)
Effect of foreign currency exchange differences on cash and cash equivalents	(13.7)	16.4
Net decrease in cash and cash equivalents	(57.5)	(128.5)
Cash and cash equivalents, beginning of year	217.6	346.1
Cash and cash equivalents, end of year	$ 160.1	$ 217.6